Reserves (Tables)	12 Months Ended
Dec. 31, 2017
Consolidated and separate financial statements [line items]
Reserves
	2017	2016
	£m	£m
Currency translation reserve	3,054	3,051
Available for sale reserve	364	(74)
Cash flow hedging reserve	1,161	2,105
Own credit reserve[a]	(179)	-
Other reserves and treasury shares	983	969
Total	5,383	6,051

Note

a As at 31 December 2017, the amount of own credit recognised in the Group’s other comprehensive income was a debit balance of £179m. Upon adoption of IFRS 9, an opening debit balance of £175m was recognized, with a further £4m loss (net of tax) recorded during 2017.

Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Reserves
	2017	2016
	£m	£m
Currency translation reserve	3,084	3,054
Available for sale reserve	396	(22)
Cash flow hedging reserve	184	954
Own credit reserve[a]	(179)	-
Other reserves and treasury shares	323	309
Total	3,808	4,295

Note

a As at 31 December 2017, the amount of own credit recognized in the Group’s other comprehensive income was a debit balance of £179m. Upon adoption of IFRS 9, an opening debit balance of £175m was recognized, with a further £4m loss (net of tax) recorded during 2017.